STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary Shares Common Stock	Class B Ordinary Shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jul. 06, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 06, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 647	24,353		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		6,468,750
Sale of 23,974,632 Units, net of underwriting discounts and offering costs	$ 2,397		218,048,528		218,050,925
Sale of 23,974,632 Units, net of underwriting discounts and offering costs (in shares)	23,974,632
Excess of purchase price paid over fair value of private placement warrants			1,558,303		1,558,303
Forfeiture of Founder Shares		$ (48)	48
Forfeiture of Founder Shares (In shares)		(475,092)
Class A ordinary shares subject to possible redemption	$ (2,129)		(212,973,315)		(212,975,444)
Class A ordinary shares subject to possible redemption (in shares)	(21,293,210)
Net loss				(1,658,775)	(1,658,775)
Balance at the end at Dec. 31, 2020	$ 268	$ 599	6,657,917	(1,658,775)	5,000,009
Balance at the end (in shares) at Dec. 31, 2020	2,681,422	5,993,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption	$ (268)		$ (6,657,917)	(20,206,799)	(26,864,984)
Class A ordinary shares subject to possible redemption (in shares)	(2,681,422)
Net loss				(8,167,283)	(8,167,283)
Balance at the end at Mar. 31, 2021		$ 599		$ (30,032,857)	$ (30,032,258)
Balance at the end (in shares) at Mar. 31, 2021		5,993,658